Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information - Results of operation of Star Bulk and Eagle (Table)
	Star Bulk	Eagle
Voyage revenues	$522,610	$89,655
Operating income	$203,142	$18,689
Net income	$169,405	$11,531

Basis of Presentation and General Information - Proforma (Table)

	Six month periods ended
	June 30, 2023	June 30, 2024

Pro forma voyage revenues	$669,325	$715,663
Pro forma operating income	137,065	208,089
Pro forma net income	99,474	164,118
Pro forma income per share, basic	0.89	1.47
Pro forma income per share, diluted	$0.89	$1.44

Basis of Presentation and General Information - Accounting for the Eagle Merger (Table)

(Dollars in thousands, except per share and share data)	Amounts
Eagle common stock	10,476,091	(a)
Equity awards of Eagle employees and not vested to be replaced	237,853	(b)
Eagle shares exchanged with Star Bulk shares	10,713,944
Fixed exchange ratio	2.6211	(c)
Total Star Bulk common stock issued to Eagle shareholders	28,082,319
Star Bulk closing price per share	$23.70	(d)
Consideration transferred related to value of net assets acquired	$665,551

Basis of Presentation and General Information - Fair Value Tangible Assets Acquired and Liabilities Assumed (Table)

(Dollars in thousands)	Fair Value
Vessels and vessel improvements	$1,157,000
Advances for BWTS and other assets	1,252
Vessels held for sale	29,254
Inventories	25,783
Cash	104,325
Derivative assets	289
Operating lease right-of use assets	3,454
Other current assets (Accounts receivable, Prepaid expenses, Other current assets)	56,130
Long term debt	(375,500)
Convertible Notes	(138,680)
Operating lease liabilities	(3,454)
Derivative liabilities	(48)
Accounts payable, Accrued liabilities, Unearned charter hire revenue and Other non-current liabilities	(54,041)
Net asset value acquired	$805,764
Consideration transferred	$665,551
Excess of net asset value acquired over consideration transferred	$140,213